UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9849

Seligman New Technologies Fund II, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/07

FORM N-Q

ITEM 1	SCHEDULE OF INVESTMENTS.

Seligman New Technologies Fund II, Inc.

Schedule of Investments (unaudited)
March 31, 2007

	Shares, Warrants, Partnership Interest, or Principal Amount		Value
Common Stocks 75.5%
Advertising 0.4%
Focus Media Holding (ADR)*	3,600	shs.	$282,456
Alternative Carriers 0.5%
Time Warner Telecom (Class A)*	15,200		315,704
Application Software 2.5%
Business Objects S.A. (ADR)*	33,500		1,212,365
Parametric Technology*	23,100		440,979
			1,653,344
Communications Equipment 8.2%
Cisco Systems*	42,000		1,072,260
Corning*	42,800		973,272
Juniper Networks*	22,200		436,896
QUALCOMM	58,300		2,487,078
Telefonaktiebolaget LM Ericsson (ADR)	15,200		563,768
WaveSplitter Technologies#	42,526		—
			5,533,274
Computer Hardware 4.5%
Apple*	13,100		1,217,121
Hewlett-Packard	31,700		1,272,438
International Business Machines	6,000		565,560
			3,055,119
Computer Storage and Peripherals 8.4%
Electronics for Imaging*	54,400		1,275,680
EMC*	88,500		1,225,725
Innolux Display*	108,000		255,231
Komag*	12,200		399,306
Logitech International S. A.*	7,100		197,610
Network Appliance*	7,500		273,900
Seagate Technology	88,800		2,069,040
			5,696,492
Electrical Components and Equipment 0.4%
Suntech Power Holdings (ADR)*	7,800		269,958
Electronic Equipment Manufacturers 0.5%
Orbotech*	16,300		359,089
Electronic Manufacturing Services 0.6%
Hon Hai Precision Industry	61,000		409,248
Health Care Equipment 1.8%
American Medical Systems Holdings*	13,400		283,678
C.R. Bard	7,900		628,129
Gen-Probe*	2,700		127,116
Medtronic	3,700		181,522
			1,220,445
Human Resources and Employment Services 0.4%
Monster Worldwide*	5,300		251,061
Integrated Telecommunication Services 0.4%
AT&T	7,500		295,725
Internet Software and Services 13.2%
Captara#	1,564,953		—
Digital River*	20,500		1,132,625
Google (Class A)*	900		412,344
McAfee*	121,600		3,536,128
VeriSign*	92,900		2,333,648
Yahoo!*	49,500		1,548,855
			8,963,600
IT Consulting and Services 2.4%
Amdocs*	11,900		434,112
Satyam Computer Services	58,850		640,772
Tata Consultancy Services	19,000		543,959
			1,618,843
Life Sciences Tools and Services 1.6%
Charles River Laboratories International*	2,600		120,276
Invitrogen*	3,500		222,775
PerkinElmer	30,300		733,866
			1,076,917
Multi-Sector Holdings 0.0%
Tower Gate (Series E)#	1,562,608		1,476
Semiconductor Equipment 9.8%
ASML Holding (NY shares)*	35,000		866,250
Cymer*	44,800		1,861,440
KLA-Tencor	47,600		2,538,032
Lam Research*	22,300		1,055,682
Varian Semiconductor Equipment Associates*	5,800		309,604
			6,631,008
Semiconductors 2.9%
Advanced Semiconductor Engineering*	72,000		85,403
Broadcom (Class A)*	8,100		259,767
Integrated Device Technology*	14,500		223,590
Microsemi*	20,000		416,200
ON Semiconductor*	62,300		555,716
Rambus*	3,600		76,500
Silicon Laboratories*	3,000		89,760
Xilinx	10,700		275,311
			1,982,247
Systems Software 6.7%
BMC Software*	46,400		1,428,656
CA	6,200		160,642
Check Point Software Technologies*	35,600		793,168
Citrix Systems*	35,500		1,137,065
Enterworks#	24,479		—
Oracle*	31,600		572,908
Red Hat*	20,700		474,651
			4,567,090
Technical Software 7.9%
Cadence Design Systems*	91,700		1,931,202
Synopsys*	131,400		3,446,622
			5,377,824
Technology Distributors 0.9%
Arrow Electronics*	15,700		592,675
Wireless Telecommunication Services 1.5%
NII Holdings*	13,300		986,594
Total Common Stocks			51,140,189
Convertible Preferred Stocks and Warrants# 11.4%
Internet Software and Services 11.4%
Adexa (Series C)	562,080		4,834
Adexa (Series E)	340,647		2,930
Adexa (exercise price of $0.01, expiring 7/12/2009)	34,064	wts.	1
Cybertrust (Series A)	2,008,399	shs.	7,738,361
			7,746,126
Wireless Telecommunication Services 0.0%
FusionOne (Series D)	2,006,247		—
Total Convertible Preferred Stocks and Warrants			7,746,126
Limited Partnerships# 4.2%
Multi-Sector Holdings 4.2%
Asia Internet Capital Ventures	$2,276,102		921,594
GrandBanks Capital Venture	2,815,717		1,902,861
Total Limited Partnerships			2,824,455
Short-Term Holdings 7.1%
Convertible Promissory Notes# 0.0%
Internet Software and Services 0.0%
Techies.com:
9%, 2/20/2008*	66,667		—
9%, payable on demand*	133,333		—
			—
Repurchase Agreement 7.1%
State Street Bank, 4.65%, dated 3/30/07, maturing 4/2/07 in the amount of $4,822,868, collateralized by: $5,025,000 US Treasury Notes 4.25%, due 8/15/2015, with a fair market value of $4,920,867	4,821,000		4,821,000
Total Short-Term Holdings			4,821,000
Total Investments 98.2%			66,531,770
Other Assets Less Liabilities 1.8%			1,228,153
Net Assets 100.0%			$67,759,923

*	Non-income producing security.

ADR - American Depositary Receipts.

#
Restricted and non-income producing securities. At March 31, 2007, the Fund owned private placement investments that were purchased through private offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. The Fund typically will bear costs in connection with the disposition of these securities, including those involved in registration under the Securities Act of 1933, but under certain limited circumstances, such costs could be borne by the issuer. These investments are valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Fund. The acquisition dates of these investments, along with their cost and values at March 31, 2007, were as follows:

Restricted Securities	Acquisition Date(s)	Cost	Value
Common stocks:
Captara	10/13/00	$8,260,899	$—
Enterworks	10/30/00 to 5/15/01	1,062,500	—
Tower Gate (Series E)	7/26/00	2,370,322	1,476
WaveSplitter Technologies	9/22/00	3,634,658	—
		15,328,379	1,476
Convertible preferred stocks and warrants:
Adexa (Series C)	8/24/00	7,140,288	4,834
Adexa (Series E)	7/12/02	432,622	2,930
Adexa (Warrants, exercise price of $0.01, expiring 7/12/2009)	7/12/02	43	1
Cybertrust (Series A)	3/19/01	7,103,757	7,738,361
FusionOne (Series D)	9/13/00 to 10/11/00	10,893,921	—
		25,570,631	7,746,126
Limited partnerships:
Asia Internet Capital Ventures	8/15/00	2,279,839	921,594
GrandBanks Capital Venture	1/25/01 to 9/29/06	2,815,717	1,902,861
		5,095,556	2,824,455
Convertible promissory notes:
Techies.com:
9%, payable on demand	2/22/01	134,703	—
9%, due 2/20/2008	2/22/01	66,679	—
		201,382	—
Total		$46,195,948	$10,572,057

At March 31, 2007, the cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities, were as follows:

Tax Basis Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$98,198,913	$5,383,898	($37,051,041)	($31,667,143)

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s Manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors (the “Board”). This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value.

The Fund may invest in securities of privately owned technology companies. These are referred to as venture capital companies. There can be no assurances that any of the venture capital companies in which the Fund invests will complete public offerings or be sold, or, if such events occur, with respect to the timing or values of such offerings or sales.

Venture capital investments are valued at fair value, which is cost unless the Manager determines, pursuant to the Fund’s valuation procedures, that such a valuation no longer reflects fair value. Examples of cases where cost (or a previously determined value) may no longer be appropriate include sales of similar securities of the company to the Fund or to third parties at different prices or terms, if a company is acquired by another company, if a company in which the Fund invests undertakes an initial public offering, if a firm offer is received to acquire the Fund's securities (each, a market clearing event), or if the company’s operating results vary from projected results. In such situations, the Fund’s investment is revalued in a manner that the Manager, following procedures approved by the Board, determines best reflects its fair value. In the case of a market-clearing event, the investment is valued based on the terms and conditions of the event. In the absence of a market clearing event, the valuation is determined using one of several methods including a discounted cash flow, discounted earnings or comparable revenues model using assumptions set by the Manager based on the company’s results and/or plans.

The Fund may also hold restricted securities of a class that has been sold to the public. The fair valuation of these restricted securities is often the market value of the publicly traded shares less a discount to reflect contractual or legal restrictions limiting resale.

At March 31, 2007, market quotations were not readily available for venture capital securities valued at $10,572,057 (approximately 15.6% of net assets). Because of the inherent uncertainty of valuation, the estimated values may differ significantly from the values that would have been used had a ready market for the securities existed.

ITEM 2.	CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3	EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN NEW TECHNOLOGIES FUND II, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	May 25, 2007

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	May 25, 2007

SELIGMAN NEW TECHNOLOGIES FUND II, INC.

EXHIBIT INDEX

(a)  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.